Stock-Based Compensation - 2020 Omnibus Incentive Plan (Details) - 2020 Omnibus Incentive Plan	12 Months Ended
Dec. 31, 2020 $ / shares shares
Weighted average fair value
Awarded | $ / shares	$ 8.82
Vested | $ / shares	8.83
Nonvested at end of period | $ / shares	$ 8.82
RS
Number of units
Awarded	1,500,000
Vested	(31,250)
Nonvested at end of period	1,468,750
RSUs
Number of units
Awarded	42,847
Nonvested at end of period	42,847